SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total transactions	$ 452	$ 804	$ 941
Total balances	42	63
Related Party [Member]
Related Party Transaction [Line Items]
Total balances	42	63
Subcontracted Work and Consulting [Member]
Related Party Transaction [Line Items]
Total transactions	436	748	823
Share Based Payments To Service Provider [Member]
Related Party Transaction [Line Items]
Total transactions	$ 16	$ 56	$ 118